STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Statements Of Changes In Shareholders Equity Parenthetical
Issuance cost	$ 105